Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Disclosure Summary Of Significant Accounting Policies Tables Abstract
Schedule of Useful life of assets

Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets for both financial and income tax reporting purposes as follows:

Machinery equipment	5 years
Furniture and equipment	7 years
Vehicles	7 years

Schedule of fair value of derivative liabilities

The Company used Level 3 inputs for its valuation methodology for the derivative liabilities in determining the fair value using the Binomial option-pricing model for the nine months ended March 31, 2019.

	Carrying Value	Fair Value Measurements at
	As of	March 31, 2019
	March 31,	Using Fair Value Hierarchy
	2019	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$2,541,563	$—	$—	$2,541,563
Total	$2,541,563	$—	$—	$2,541,563

	June 30, 2018	March 31, 2019
Expected life (years)	0.5	0.5
Risk-free interest rate	2.06%	2.44%
Expected volatility	151%	138%

	Carrying Value	Fair Value Measurements at
	As of	June 30, 2018
	June 30,	Using Fair Value Hierarchy
	2018	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$3,069,616	$—	$—	$3,069,616
Total	$3,069,616	$—	$—	$3,069,616

The Company used Level 2 inputs for its valuation methodology for the derivative liabilities for conversion feature of the convertible notes and warrants in determining the fair value using Lattice Binomial model with the following assumption inputs:

	Carrying Value	Fair Value Measurements at June 30, 2018 Using Fair Value Hierarchy
	June 30, 2018	Level 1	Level 2	Level 3
Derivative Liabilities	3,069,616	—	—	3,069,616
Total
		June 30, 2017		June 30, 2018
Expected Life (Years)		0.74	—	0.5
Risk Free Interest Rate		1.68%	—	2.06%
Expected Volatility		161%	—	151%